Current and long-term debt - Credit Agricole credit facility (Details)	1 Months Ended
	May 31, 2020	Jun. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term	5 years
Debt outstanding			$ 2,415,326,000	$ 2,552,473,000
Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount		$ 2,100,000
Borrowings instrument term		15 years
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		135.00%
Debt outstanding			$ 80,700,000	$ 88,500,000
Credit Agricole Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.75%
Consolidated Liquidity Requirement - Scenario One [Member] | Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount					$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel					500,000
Consolidated liquidity requirement per each chartered-in vessel					$ 250,000